INITIAL PUBLIC OFFERING (Details Narrative) - USD ($)	1 Months Ended
	Oct. 19, 2021	Aug. 17, 2021	Dec. 31, 2021	Jul. 17, 2021
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Price Per Share	$ 10.15
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Common Stock, Par or Stated Value Per Share			$ 0.0001
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 11.50
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	31,625,000	31,625,000
Sale of Stock, Price Per Share	$ 10.00	$ 10.00
Sale of Stock, Consideration Received on Transaction	$ 316,250,000	$ 316,250,000
IPO [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	27,500,000